REVENUE	12 Months Ended
Dec. 31, 2022
Revenue
REVENUE

18.	REVENUE

The Company’s revenue for the single segment is summarized as follows:

	Year ended	Year ended
	December 31, 2022	December 31, 2021
	$	$
Vehicle Sales:
Bus Sales	11,699	38,197
Truck Sales	982	—
Shuttle Sales	484	—
Other revenue:
Spare part sales	5,183	2,701
Operating lease revenue	127	810

Total Revenue	18,475	41,708